Summary of Significant Accounting Policies (Details) $ in Thousands			3 Months Ended		12 Months Ended
	Oct. 06, 2020 USD ($)	May 29, 2020	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)
Accounting Policies [Abstract]
Reverse recapitalization, conversion ratio		0.112	0.112				0.112
Net loss			$ 9,688	$ 34,618	$ 136,392		$ 98,895
Fair value adjustment to warrants - Note 19			9,493	0	(3,767)		0
Net cash used in operating activities			14,761	19,445	110,508		59,771
Cash			36,497	$ 6,566	56,363		6,220
Working capital			65,600		90,300
Liabilities			215,351		216,009		573,888
Accumulated deficit			530,447		520,759	[1]	444,438	[1]
Proceeds from issuance of warrants	$ 83,100				83,515		$ 0
Debt, amount due in next 12 months			$ 9,100		$ 9,100

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.